Summary of Significant Accounting Policies (Tables)	9 Months Ended
Sep. 30, 2024
Accounting Policies [Abstract]
Schedule of Cash and Cash Equivalents
The following table provides a reconciliation of cash, cash equivalents, and restricted cash in the balance sheets that sum to the total of the same such amounts shown in the statements of cash flows (in thousands):

	December 31,
	2023	2022
Cash and cash equivalents	$148,210	$82,021
Restricted cash	508	—
Total cash, cash equivalents and restricted cash	$148,718	$82,021
The following table provides a reconciliation of cash, cash equivalents, and restricted cash in the balance sheets that sum to the total of the same such amounts shown in the statements of cash flows (in thousands):

	September 30, 2024	December 31, 2023
Cash and cash equivalents	$66,633	$148,210
Restricted cash	339	508
Total cash, cash equivalents and restricted cash	$66,972	$148,718

Restrictions on Cash and Cash Equivalents
The following table provides a reconciliation of cash, cash equivalents, and restricted cash in the balance sheets that sum to the total of the same such amounts shown in the statements of cash flows (in thousands):

	December 31,
	2023	2022
Cash and cash equivalents	$148,210	$82,021
Restricted cash	508	—
Total cash, cash equivalents and restricted cash	$148,718	$82,021
The following table provides a reconciliation of cash, cash equivalents, and restricted cash in the balance sheets that sum to the total of the same such amounts shown in the statements of cash flows (in thousands):

	September 30, 2024	December 31, 2023
Cash and cash equivalents	$66,633	$148,210
Restricted cash	339	508
Total cash, cash equivalents and restricted cash	$66,972	$148,718

Property, Plant and Equipment	The cost of property and equipment costs are depreciated on the straight-line method over the following estimated useful lives:

Type	Estimated useful life
Lab equipment	5 years
Manufacturing equipment	10 years
Leasehold improvements	Lesser of the remaining economic life of the asset or the lease-term
Furniture and fixtures	5 years
Software	3 years
Property and equipment consist of the following (in thousands):

	December 31,
	2023	2022
Lab equipment	$3,144	$3,088
Manufacturing equipment	6,142	5,955
Leasehold improvements	15,376	15,298
Office equipment	19	—
Software	268	289
Construction in progress	234	252
Total property and equipment, cost	25,183	24,882
Less accumulated depreciation and amortization	(8,009)	(4,767)
Property and equipment, net	$17,174	$20,115
Property and equipment, net consist of the following (in thousands):

	September 30, 2024	December 31, 2023
Lab equipment	$3,244	$3,144
Manufacturing equipment	6,326	6,142
Office Equipment	19	19
Leasehold improvements	15,396	15,376
Software	268	268
Construction in progress	1,202	234
Total property and equipment, cost	26,455	25,183
Less accumulated depreciation	(10,387)	(8,009)
Property and equipment, net	$16,068	$17,174

Schedule of Earnings Per Share, Basic and Diluted
The following table sets forth the computation of basic and diluted net income (loss) per share (in thousands, except share and per share amounts):

	Year Ended December 31, 2023			Year Ended December 31, 2022
	Pre-Merger (1)		Post-Merger (2)	Pre-Merger (1)
	Class A	Class B	Common stock	Class A	Class B
Net income (loss) per share, basic:
Numerator:
Net income (loss)	$(49,971)	$—	$13,654	$(55,189)	$—
Denominator:
Weighted-average shares outstanding used in computing net income (loss) per share, basic	426,097	—	491,867	394,533	—
Net income (loss) per share, basic	$(117.28)	$—	$27.76	$(139.88)	$—

Net income (loss) per share, diluted:
Numerator:
Net income (loss)	$(49,971)	$—	$13,654	$(55,189)	$—
Denominator:
Weighted-average shares outstanding used in computing net income (loss) per share, basic	426,097	—	491,867	394,533	—
Weighted-average effect of dilutive securities:
Warrants to purchase common stock	—	—	4,063,361	—	—
Options to purchase common stock	—	—	101,719	—	—
Weighted-average shares outstanding used in computing net income (loss) per share, diluted	426,097	—	4,656,947	394,533	—
Net income (loss) per share, diluted	$(117.28)	$—	$2.93	$(139.88)	$—
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(1) Represents the period starting January 1, 2023 through Closing for the year ended December 31, 2023 and for the year ended December 31, 2022.
(2) Represents the period subsequent to Closing (December 18, 2023) through December 31, 2023.
The following table sets forth the computation of basic and diluted net loss per share (in thousands, except share amounts):

	Nine Months Ended September 30,
	2024	2023
	Common stock	Class A	Class B
Numerator:
Net loss	$(55,630)	$(38,700)	$—
Denominator:
Weighted-average shares outstanding in computing net loss per share, basic and diluted	16,932,976	441,498	—
Net loss per share, basic and diluted	$(3.29)	$(87.66)	$—

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share
Potentially dilutive securities that were not included in the diluted per share calculations because they would be antidilutive were as follows:

	Year Ended December 31, 2023			Year Ended December 31, 2022
	Pre-Merger (1)		Post-Merger (2)	Pre-Merger (1)
	Class A	Class B	Common stock	Class A	Class B
Options to purchase common stock	614,729	—	541,180	468,632	—
Restricted stock awards	—	—	—	6,691	—
Series A-1 convertible preferred stock (3)	—	—	—	18,604,653	—
Series A-2 convertible preferred stock (3)	—	—	—	13,291,208	—
Series B convertible preferred stock (3)	—	—	—	74,405,719	—
Total awards excluded	614,729	—	541,180	106,776,903	—
__________________
(3)The convertible preferred stock does not reflect the application of the 0.0756 Exchange Ratio.
The following potentially dilutive securities have been excluded from the diluted per share calculations as they would be anti-dilutive:

	Nine Months Ended September 30,
	2024	2023
Series A-1 convertible preferred stock (1)	—	18,604,653
Series A-2 convertible preferred stock (1)	—	13,291,208
Series B convertible preferred stock (1)	—	74,405,719
Stock options	1,384,182	609,656
Total	1,384,182	106,911,236
__________________
The convertible preferred stock does not reflect the application of the 0.0756 Exchange Ratio.